Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98.9%
AB BSL CLO 2 Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1000%, 5.8924%,
4/15/34 (144A)
‡
$ 20,755,000 $ 20,397,371
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
5.8777%, 4/20/33 (144A)
‡
5,500,000 5,431,905
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 5.8924%,
7/15/31 (144A)
‡
16,317,000 16,111,487
Allegro CLO XII Ltd. 2020-1A A1, ICE LIBOR USD 3 Month + 1.2500%, 6.0653%,
1/21/32 (144A)
‡
33,125,000 32,866,294
AMMC CLO XII Ltd. 2013-12A AR2, ICE LIBOR USD 3 Month + 0.9500%,
5.5420%, 11/10/30 (144A)
‡
37,500,000 37,125,750
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
5.8524%, 1/28/31 (144A)
‡
15,484,425 15,379,100
Apex Credit CLO Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%,
6.0047%, 7/18/34 (144A)
‡
1,476,000 1,443,631
Apidos CLO XX 2015-20A A1RA, ICE LIBOR USD 3 Month + 1.1000%, 5.8924%,
7/16/31 (144A)
‡
21,330,000 21,148,119
Apidos CLO XXIX 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%, 6.1177%,
7/25/30 (144A)
‡
2,000,000 1,960,256
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 6.2424%,
8/23/30 (144A)
‡
2,000,000 1,973,386
Ballyrock CLO Ltd. 2019-1A A1R, ICE LIBOR USD 3 Month + 1.0300%, 5.8224%,
7/15/32 (144A)
‡
19,000,000 18,709,851
Battalion CLO VIII Ltd. 2015-8A A1R2, ICE LIBOR USD 3 Month + 1.0700%,
5.8647%, 7/18/30 (144A)
‡
14,697,439 14,544,938
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 5.9077%, 1/20/31 (144A)
‡
3,000,000 2,973,936
BlueMountain CLO XXXII Ltd. 2021-32A A, ICE LIBOR USD 3 Month + 1.1700%,
5.9624%, 10/15/34 (144A)
‡
11,800,000 11,605,442
BlueMountain Fuji US CLO II Ltd. 2017-2A A1AR, ICE LIBOR USD 3 Month +
1.0000%, 5.8077%, 10/20/30 (144A)
‡
15,000,000 14,874,855
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, ICE LIBOR USD 3 Month +
1.1500%, 5.9424%, 1/15/30 (144A)
‡
3,500,000 3,420,238
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
5.9724%, 1/30/31 (144A)
‡
3,010,000 2,931,773
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%,
6.9077%, 10/20/27 (144A)
‡
1,000,000 964,806
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%,
6.0577%, 1/20/30 (144A)
‡
4,527,000 4,410,194
Carlyle US CLO Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1600%, 5.9524%,
10/15/35 (144A)
‡
22,000,000 21,754,832
CARLYLE US CLO Ltd. 2021-1A A1, ICE LIBOR USD 3 Month + 1.1400%,
5.9324%, 4/15/34 (144A)
‡
19,150,000 18,886,266
CBAM Ltd. 2018-8A A1, ICE LIBOR USD 3 Month + 1.1200%, 5.9277%, 10/20/29
(144A)
‡
10,793,369 10,721,615
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 5.8124%, 4/17/31
(144A)
‡
25,900,000 25,576,198
CBAM Ltd. 2019-11RA A1, ICE LIBOR USD 3 Month + 1.1800%, 5.9877%,
1/20/35 (144A)
‡
16,897,000 16,631,683
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 6.3077%,
1/20/35 (144A)
‡
13,889,000 13,409,871
CIFC Funding Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.0100%, 5.8253%,
4/23/29 (144A)
‡
8,365,497 8,311,515
CIFC Funding Ltd. 2017-3A A1, ICE LIBOR USD 3 Month + 1.2200%, 6.0277%,
7/20/30 (144A)
‡
9,577,497 9,525,290

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%,
6.7424%, 10/18/30 (144A)
‡
$ 6,205,000 $ 5,922,164
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 5.8947%,
7/18/31 (144A)
‡
26,500,000 26,291,842
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 7.4924%,
1/16/33 (144A)
‡
1,500,000 1,485,748
CIFC Funding Ltd. 2014-4RA A1AR, ICE LIBOR USD 3 Month + 1.1700%,
5.9624%, 1/17/35 (144A)
‡
42,500,000 41,980,650
CIFC Funding Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1300%, 5.9453%,
1/23/35 (144A)
‡
34,576,000 34,124,852
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 5.9877%,
10/20/30 (144A)
‡
2,807,692 2,785,079
Dryden 41 Senior Loan Fund 2015-41A AR, ICE LIBOR USD 3 Month + 0.9700%,
5.7997%, 4/15/31 (144A)
‡
52,305,000 51,706,683
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 5.9124%,
1/15/31 (144A)
‡
32,552,000 32,294,058
Dryden 64 CLO Ltd. 2018-64A A, ICE LIBOR USD 3 Month + 0.9700%,
5.7647%, 4/18/31 (144A)
‡
53,589,000 52,996,949
Dryden 75 CLO Ltd. 2019-75A AR2, ICE LIBOR USD 3 Month + 1.0400%,
5.8324%, 4/15/34 (144A)
‡
27,500,000 26,962,100
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%,
5.9424%, 10/15/35 (144A)
‡
30,000,000 29,536,980
Eaton Vance CLO Ltd. 2020-1A AR, ICE LIBOR USD 3 Month + 1.1700%,
5.9624%, 10/15/34 (144A)
‡
25,000,000 24,731,325
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
5.8077%, 4/20/31 (144A)
‡
4,000,000 3,957,956
Generate CLO 2 Ltd. 2A AR, ICE LIBOR USD 3 Month + 1.1500%, 5.9653%,
1/22/31 (144A)
‡
2,000,000 1,983,760
Greywolf CLO VII Ltd. 2018-2A A1, CME Term SOFR 3 Month + 1.4400%,
6.0790%, 10/20/31 (144A)
‡
2,000,000 1,990,540
Hayfin US XIV Ltd. 2021-14A A1, ICE LIBOR USD 3 Month + 1.2300%, 6.0377%,
7/20/34 (144A)
‡
16,800,000 16,583,767
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 5.5061%, 3/15/27 (144A)
‡
3,000,000 2,976,303
Jay Park CLO Ltd. 2016-1A A2R, ICE LIBOR USD 3 Month + 1.4500%, 6.2577%,
10/20/27 (144A)
‡
22,000,000 21,757,252
JMP Credit Advisors CLO IV Ltd. 2017-1A AR, ICE LIBOR USD 3 Month +
1.2800%, 6.0724%, 7/17/29 (144A)
‡
11,555,514 11,482,576
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 10/20/31
(144A)
‡
1,000,000 991,273
KKR CLO 24 Ltd. 24 A1R, ICE LIBOR USD 3 Month + 1.0800%, 5.8877%,
4/20/32 (144A)
‡
7,110,000 7,029,230
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 7.0924%,
7/15/34 (144A)
‡
1,300,000 1,244,784
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 7/20/31
(144A)
‡
3,000,000 2,965,851
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 6.0324%, 7/15/27
(144A)
‡
3,033,855 3,031,149
LCM XXIII Ltd. 23A A1R, ICE LIBOR USD 3 Month + 1.0700%, 5.8777%,
10/20/29 (144A)
‡
22,385,083 22,201,705
LCM XXIV Ltd. 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 5.7877%, 3/20/30
(144A)
‡
36,889,396 36,527,584
Logan CLO II Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1500%, 5.9577%,
1/20/35 (144A)
‡
24,196,521 23,888,548

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XVIII Ltd. 2015-18A ARR, ICE LIBOR USD 3 Month +
0.9400%, 5.7553%, 10/21/30 (144A)
‡
$ 49,809,720 $ 49,294,338
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 6.1146%, 7/27/30 (144A)
‡
4,750,000 4,659,565
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 6.0024%, 7/29/30 (144A)
‡
24,615,357 24,492,551
Magnetite XIV-R Ltd. 2015-14RA A1, ICE LIBOR USD 3 Month + 1.1200%,
5.9147%, 10/18/31 (144A)
‡
17,250,000 17,102,081
Magnetite XV Ltd. 2015-15A CR, CME Term SOFR 3 Month + 2.0616%, 6.6177%,
7/25/31 (144A)
‡
2,700,000 2,606,321
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 5.9077%,
7/20/31 (144A)
‡
25,400,000 25,218,492
Magnetite Xxix Ltd. 2021-29A A, ICE LIBOR USD 3 Month + 0.9900%, 5.7824%,
1/15/34 (144A)
‡
18,306,000 18,098,959
Magnetite XXVI Ltd. 2020-26A A1R, ICE LIBOR USD 3 Month + 1.1200%,
5.9377%, 7/25/34 (144A)
‡
6,000,000 5,927,238
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
5.9747%, 12/18/30 (144A)
‡
3,000,000 2,955,930
MidOcean Credit CLO VIII 2018-8A A2, ICE LIBOR USD 3 Month + 1.3000%,
5.9754%, 2/20/31 (144A)
‡
8,037,000 7,757,690
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 6.0577%,
10/20/30 (144A)
‡
17,714,274 17,459,366
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, ICE LIBOR USD 3
Month + 1.0800%, 5.8724%, 10/16/33 (144A)
‡
23,000,000 22,754,383
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 5.8524%, 4/16/33 (144A)
‡
4,500,000 4,449,726
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, ICE LIBOR USD 3
Month + 1.1000%, 5.8924%, 7/16/35 (144A)
‡
6,000,000 5,921,346
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, ICE LIBOR USD 3
Month + 1.1300%, 5.9224%, 7/17/35 (144A)
‡
15,060,000 14,849,311
Northwoods Capital XII-B Ltd. 2018-12BA A2, ICE LIBOR USD 3 Month +
1.6000%, 6.3690%, 6/15/31 (144A)
‡
25,890,000 25,636,149
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 5.9124%,
4/15/31 (144A)
‡
3,000,000 2,972,079
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 5.9019%,
4/26/31 (144A)
‡
2,250,000 2,233,744
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 6.0577%, 1/20/30 (144A)
‡
2,000,000 1,956,024
Octagon Investment Partners 48 Ltd. 2020-3A AR, ICE LIBOR USD 3 Month +
1.1500%, 5.9577%, 10/20/34 (144A)
‡
25,268,000 24,945,681
Octagon Investment Partners 49 Ltd. 2020-5A A1, ICE LIBOR USD 3 Month +
1.2200%, 6.0124%, 1/15/33 (144A)
‡
35,000,000 34,747,300
Octagon Investment Partners 50 Ltd. 2020-4A AR, ICE LIBOR USD 3 Month +
1.1500%, 5.9424%, 1/15/35 (144A)
‡
10,000,000 9,841,220
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, ICE LIBOR USD 3 Month +
1.2500%, 6.0424%, 7/15/29 (144A)
‡
20,000,000 19,590,000
Octagon Investment Partners XV Ltd. 2013-1A A1RR, ICE LIBOR USD 3 Month +
0.9700%, 5.7676%, 7/19/30 (144A)
‡
23,237,788 23,074,938
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 5.8177%, 1/25/31 (144A)
‡
5,900,000 5,851,183
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
5.8543%, 11/18/31 (144A)
‡
6,000,000 5,950,686
OHA Credit Funding 3 Ltd. 2019-3A AR, ICE LIBOR USD 3 Month + 1.1400%,
5.9477%, 7/2/35 (144A)
‡
60,000,000 59,315,700

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
6.2447%, 4/18/33 (144A)
‡
$ 1,350,000 $ 1,323,609
OHA Credit Funding 8 Ltd. 2021-8A A, ICE LIBOR USD 3 Month + 1.1900%,
5.9847%, 1/18/34 (144A)
‡
13,000,000 12,888,356
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
6.6153%, 1/21/30 (144A)
‡
1,000,000 961,393
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
5.8924%, 7/16/31 (144A)
‡
59,000,000 58,608,889
Palmer Square CLO Ltd. 2021-4A A, ICE LIBOR USD 3 Month + 1.1700%,
5.9624%, 10/15/34 (144A)
‡
25,000,000 24,686,725
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 5.9956%,
7/24/31 (144A)
‡
1,500,000 1,485,418
Rad CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 5.9853%,
4/23/34 (144A)
‡
5,000,000 4,950,560
Regatta Funding LP 2013-2A A1R3, ICE LIBOR USD 3 Month + 0.8500%,
5.6424%, 1/15/29 (144A)
‡
11,383,630 11,302,203
Regatta XI Funding Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0700%,
5.8624%, 7/17/31 (144A)
‡
15,000,000 14,835,045
Rockford Tower CLO Ltd. 2017-3A A, ICE LIBOR USD 3 Month + 1.1900%,
5.9977%, 10/20/30 (144A)
‡
25,470,000 25,255,619
Shackleton CLO Ltd. 2017-11A AR, ICE LIBOR USD 3 Month + 1.0900%,
5.6961%, 8/15/30 (144A)
‡
54,500,000 53,977,072
Shackleton CLO Ltd. 2019-14A A1R, ICE LIBOR USD 3 Month + 1.2000%,
6.0077%, 7/20/34 (144A)
‡
3,825,000 3,759,512
Signal Peak CLO 5 Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.1100%,
5.9277%, 4/25/31 (144A)
‡
15,750,000 15,644,081
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
6.8077%, 4/20/33 (144A)
‡
2,000,000 1,919,456
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
6.0577%, 10/20/31 (144A)
‡
4,000,000 3,928,220
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
5.7924%, 4/15/31 (144A)
‡
19,431,000 19,058,780
Sound Point CLO XVII 2017-3A A1R, ICE LIBOR USD 3 Month + 0.9800%,
5.7877%, 10/20/30 (144A)
‡
50,000,000 49,192,700
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
5.9447%, 4/18/31 (144A)
‡
5,000,000 4,906,945
Steele Creek CLO Ltd. 2014-1RA A, ICE LIBOR USD 3 Month + 1.0700%,
5.8853%, 4/21/31 (144A)
‡
10,216,547 10,097,637
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
6.0847%, 4/18/33 (144A)
‡
2,650,000 2,637,980
THL Credit Wind River CLO Ltd. 2014-2A AR, ICE LIBOR USD 3 Month +
1.1400%, 5.9324%, 1/15/31 (144A)
‡
38,798,600 38,417,132
TICP CLO XII Ltd. 2018-12A AR, ICE LIBOR USD 3 Month + 1.1700%, 5.9624%,
7/15/34 (144A)
‡
8,580,000 8,492,098
Tikehau US CLO I Ltd. 2021-1A A2, ICE LIBOR USD 3 Month + 1.4500%,
6.2447%, 1/18/35 (144A)
‡
8,000,000 7,721,152
United States of America 2015-16A AR, ICE LIBOR USD 3 Month + 0.8000%,
5.5947%, 1/18/28 (144A)
‡
16,002,784 15,906,271
United States of America 2018-30A A, ICE LIBOR USD 3 Month + 0.7500%,
5.5424%, 4/15/29 (144A)
‡
26,458,748 26,203,845
United States of America 2021-1A A1, ICE LIBOR USD 3 Month + 0.9000%,
5.7077%, 4/20/29 (144A)
‡
12,330,218 12,249,122
United States of America 2017-2A AR, ICE LIBOR USD 3 Month + 0.9800%,
5.7977%, 7/25/30 (144A)
‡
18,648,420 18,399,650

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
United States of America 2017-1A A, ICE LIBOR USD 3 Month + 1.2500%,
6.0424%, 10/15/30 (144A)
‡
$ 9,962,979 $ 9,835,164
United States of America 2018-1A A1A, ICE LIBOR USD 3 Month + 1.0600%,
5.8677%, 1/20/31 (144A)
‡
19,863,000 19,746,921
United States of America 2015-21A AR, ICE LIBOR USD 3 Month + 1.0200%,
5.8277%, 4/20/31 (144A)
‡
20,390,000 20,222,537
United States of America 2019-1A A1AR, ICE LIBOR USD 3 Month + 1.0800%,
5.8877%, 4/20/31 (144A)
‡
20,100,000 19,835,745
United States of America 2014-1A ARR, ICE LIBOR USD 3 Month + 1.0500%,
5.8447%, 7/18/31 (144A)
‡
10,954,918 10,732,577
United States of America 2022-4A B, CME Term SOFR 3 Month + 2.7500%,
0.0000%, 7/24/31 (144A)
‡
9,750,000 9,750,000
United States of America 2018-2A A, ICE LIBOR USD 3 Month + 1.2000%,
5.8743%, 8/18/31 (144A)
‡
13,000,000 12,799,839
United States of America 2020-3A A1AR, ICE LIBOR USD 3 Month + 1.0800%,
5.6861%, 11/15/31 (144A)
‡
10,000,000 9,915,350
United States of America 2020-25A A, ICE LIBOR USD 3 Month + 1.2000%,
6.0177%, 1/25/32 (144A)
‡
12,595,000 12,517,856
United States of America 2019-10A A1R, ICE LIBOR USD 3 Month + 1.1200%,
5.9277%, 4/20/32 (144A)
‡
29,000,000 28,629,061
United States of America 2016-9A AR2, ICE LIBOR USD 3 Month + 1.1400%,
5.9324%, 7/15/32 (144A)
‡
32,500,000 32,127,062
United States of America 2016-1A AR, ICE LIBOR USD 3 Month + 1.1800%,
5.9956%, 1/24/33 (144A)
‡
27,775,000 27,441,228
United States of America 2021-1A A, ICE LIBOR USD 3 Month + 1.1600%,
5.9677%, 7/20/34 (144A)
‡
11,000,000 10,882,003
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%,
5.8947%, 7/18/31 (144A)
‡
3,766,000 3,705,168
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
6.0124%, 10/15/29 (144A)
‡
22,769,001 22,569,658
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 5.8124%,
4/17/30 (144A)
‡
21,310,019 21,090,100
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 5.8524%,
4/15/31 (144A)
‡
1,000,000 988,218
Voya CLO Ltd. 2014-1A AAR2, CME Term SOFR 3 Month + 1.2516%, 5.8835%,
4/18/31 (144A)
‡
19,278,784 19,087,904
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 5.7476%,
4/19/31 (144A)
‡
9,066,000 8,958,142
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 6.7577%,
7/20/34 (144A)
‡
2,000,000 1,836,926
Total Collateralized Loan Obligations (cost $2,037,156,123) 2,033,664,240
Investment Companies - 2.7%
Money Market Funds - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
£,∞
(cost $56,139,368) 56,138,098 56,149,325
Total Investments (total cost $2,093,295,491 ) - 101.6% 2,089,813,565
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (33,646,874)
Net Assets - 100.0% $2,056,166,691

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,089,813,565 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investment Company - 2.7%
Money Market Funds - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 924,268 $ 4,203 $ 9,957 $ 56,149,325
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investment Company - 2.7%
Money Market Funds - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 117,098,991 $ 633,468,777 $ (694,425,810) $ 56,149,325

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $2,033,664,240 which represents 98.9% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 2,033,664,240 $ —
Investment Companies — 56,149,325 —
Total Assets $ — $ 2,089,813,565 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70351 03-23